Earnings (Loss) Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Loss from continuing operations, net of tax	$ (2,195)	$ (2,040)	$ (3,328)	$ (21,596)
Preferred stock dividend	(162)	(452)	(1,858)	(1,740)
Adjustment of preferred stock to redemption value	162	0	4,207	0
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock	(2,195)	(2,492)	(979)	(23,336)
Net income (loss) from discontinued operations	830	(1,011)	(14,249)	(21,404)
Net loss attributable to common stockholders	$ (1,365)	$ (3,503)	$ (15,228)	$ (44,740)
Basic weighted average shares outstanding (in shares)	5,836,744	5,702,780	5,746,307	5,710,288
Add: dilutive effects of convertible preferred stock (in shares)	0	0	0	0
Diluted weighted average common shares outstanding (in shares)	5,836,744	5,702,780	5,746,307	5,710,288
Basic and diluted earnings (loss) per common share:
Net loss from continuing operations, including preferred stock dividends and adjustment to redemption value of preferred stock, basic and diluted (usd per share)	$ (0.38)	$ (0.44)	$ (0.17)	$ (4.09)
Net income (loss) from discontinued operations, basic and diluted (in shares)	0.14	(0.18)	(2.48)	(3.75)
Net loss attributable to common stockholders, basic and diluted (usd per share)	$ (0.23)	$ (0.61)	$ (2.65)	$ (7.83)